Federated Capital Reserves Fund

Federated Government Obligations Fund

Administrative Shares

Advisor Shares

Capital Shares

Cash II Shares

Cash Series Shares

Institutional Shares

Premier Shares

Select Shares

Service Shares

Trust Shares

Federated Government Obligations Tax-Managed Fund

Automated Shares

Institutional Shares

Service Shares

Federated Government Reserves Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Class P Shares

Federated Institutional Money Market Management

Capital Shares

Eagle Shares

Institutional Shares

Service Shares

Federated Institutional Prime Obligations Fund

Capital Shares

Institutional Shares

Service Shares

Federated Institutional Prime Value Obligations Fund

Capital Shares

Institutional Shares

Federated Prime Cash Obligations Fund

Advisor Shares

Automated Shares

Capital Shares

Cash II Shares

Cash Series Shares

Class R Shares

Service Shares

Trust Shares

Wealth Shares

Federated Treasury Obligations Fund

Automated Shares

Capital Shares

Institutional Shares

Service Shares

Trust Shares

Federated Trust for U.S. Treasury Obligations

Cash II Shares

Cash Series Shares

Institutional Shares

Federated Municipal Obligations Fund

Automated Shares

Investment Shares

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Federated Tax-Free Obligations Fund

Wealth Shares

Advisor Shares

Service Shares

Federated U.S. Treasury Cash Reserves

Institutional Shares

Service Shares

Federated California Municipal Cash Trust

Capital Shares

Cash II Shares

Cash Series Shares

Wealth Shares

Service Shares

Federated Georgia Municipal Cash Trust

Federated Massachusetts Municipal Cash Trust

Cash Series Shares

Service Shares

Wealth Shares

Federated New York Municipal Cash Trust

Cash II Shares

Cash Series Shares

Wealth Shares

Service Shares

Federated Pennsylvania Municipal Cash Trust

Cash Series Shares

Wealth Shares

Service Shares

Federated Institutional Tax-Free Cash Trust

Institutional Shares

Premier Shares

Federated Virginia Municipal Cash Trust

Cash Series Shares

Service Shares

Portfolios and Classes of Money Market Obligations Trust

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectus for the Funds and Classes filed pursuant to Rule 497(e) on March 24, 2020, Accession Numbers 0001623632-20-000600, 0001623632-20-000610, 0001623632-20-000611. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE